Statements of Changes in Net Assets Available for Benefits - Community Financial System, Inc. 401(k) Employee Stock Ownership Plan - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Additions
Employee contributions	$ 24,052,732	$ 22,810,503
Employer contributions	10,127,180	9,782,232
Interest and dividend income	24,042,981	18,146,815
Net appreciation in the fair value of investments	24,418,006	47,314,037
Total additions	82,640,899	98,053,587
Deductions
Benefit payments	47,005,928	38,832,984
Administrative fees	96,361	98,613
Reserve for deemed distributions	438,770	515,773
Total deductions	47,541,059	39,447,370
Net increase in net assets available for benefits	35,099,840	58,606,217
Net assets available for benefits
Beginning of year	473,772,083	415,165,866
End of year	$ 508,871,923	$ 473,772,083